ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Derivative assets	$164	$80
Accounts receivable(1) - net of expected credit loss of $114 million (2019 - $51 million)	753	510
Restricted cash and deposits	292	239
Prepaid expenses	330	278
Other current assets	332	300
Total accounts receivable and other	$1,871	$1,407
(1)See Note 34, Related Parties, for further discussion.